Related Party Transactions (Details Narrative) - Globallink Investment Inc [Member] - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2023	Dec. 13, 2021	Dec. 09, 2021	Aug. 19, 2021	Aug. 19, 2021	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 24, 2025	Mar. 06, 2025	Nov. 28, 2023	Nov. 07, 2023	Sep. 29, 2023	Sep. 05, 2023	Mar. 06, 2023
IfrsStatementLineItems [Line Items]
Common stock, par value	$ 0.001						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock to founder										$ (69,920,879)	$ (26,890,379)	$ (93,521,369)
Shares issued price per share											$ 11.77				$ 10.82				$ 10.35
Conversion price														$ 10.00
Conversion option value							$ 390,000
Convertible notes payable	$ 334,885						334,885							$ 2,000,000
Due to related parties	277,000						277,000		607,000		$ 607,000	607,000
Debt discount, amortized	217,984						223,060
Debt discount, remaining amortized	662,672
Related Party [Member]
IfrsStatementLineItems [Line Items]
Administrative fee							217,000				217,000	217,000
Convertible debt	$ 334,885						$ 334,885				$ 390,000
Majority Shareholder [Member]
IfrsStatementLineItems [Line Items]
Bear interest	95.00%						95.00%				95.00%
Sponsor [Member]
IfrsStatementLineItems [Line Items]
Administrative fee		$ 10,000					$ 10,000				$ 10,000
Other Affiliates [Member]
IfrsStatementLineItems [Line Items]
Due to related parties									$ 390,000		390,000					$ 130,000	$ 130,000	$ 130,000
Conversion price													$ 10.00
Outstanding loans													$ 60,191	880,656
Total advance	$ 390,000						390,000
Convertible notes payable	334,885						334,885
Due to related parties	60,000						60,000				$ 60,000
Advances to Affiliate													390,000
Initial principal amount													390,000	4,491,025
Fair value, amount													$ 329,809	3,610,369
Debt discount, amortized	5,076
Debt discount, remaining amortized	324,733
Working Capital Loans [Member] | Related Party [Member]
IfrsStatementLineItems [Line Items]
Conversion price									$ 10.00		$ 10.00
Outstanding loans	$ 0						$ 0		$ 0		$ 0	$ 0
Working Capital Loans [Member] | Related Party [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Due to related parties									$ 1,500,000		$ 1,500,000
Promissory Notes [Member]
IfrsStatementLineItems [Line Items]
Bear interest	6.00%						6.00%		6.00%		6.00%
Private Placement Units [Member]
IfrsStatementLineItems [Line Items]
Issuance of common stock			52,500	517,500		570,000
Shares issued price per share			$ 10.00	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement			$ 525,000	$ 5,175,000		$ 5,700,000
Founder [Member]
IfrsStatementLineItems [Line Items]
Issuance of common stock					2,875,000	2,875,000
Common stock, par value					$ 0.001	$ 0.001
Proceeds from issuance of common stock to founder					$ 25,000	$ 25,000
Related party transaction, description of transaction					The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Advance received														$ 60,000
Sponsor [Member]
IfrsStatementLineItems [Line Items]
Related party transaction, description of transaction					The Initial Stockholders have agreed, subject to limited exceptions, that 50% of these shares will not be transferred, assigned, sold or released from escrow until the earlier of six months after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after its initial Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of the Company’s initial Business Combination, or earlier, in either case, if, subsequent to the Company’s initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.